CONSOLIDATED BALANCE SHEETS - DOLLAR THRIFTY (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc.	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc.	May 24, 2011 Dollar Thrifty Automotive Group Inc.	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc.	Oct. 31, 2009 Dollar Thrifty Automotive Group Inc.
Preferred stock, par value (in dollars per share)				$ 0.01	$ 0.01		$ 0.01
Preferred stock, shares authorized				10,000,000	10,000,000		10,000,000
Preferred stock, shares outstanding				0	0		0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	3,000	3,000	3,000	200,000,000	50,000,000		50,000,000
Common stock, shares issued	100	100	100	36,386,148	36,048,606		35,197,167
Common stock, shares outstanding	100	100	100	28,058,117	29,556,887		28,763,452
Treasury stock, shares				8,328,031	6,491,719		6,433,715